Financial Instruments and Risk Management (Details 3) - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Exposure in result, net	R$ 207,461	R$ (148,678)
Exposure of assets and liabilities in foreign currencies	980,658	(2,182,024)
Derivative financial instruments (hedge)	(773,197)	2,033,346
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Exposure in result, net	4,276,065	2,970,268
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Exposure in result, net	6,238,093	4,788,635
Trade Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Exposure in result, net	(1,377,169)	(1,195,133)
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Exposure in result, net	(9,726,343)	(8,715,484)
Other Assets And Liabilities Net [Member]
IfrsStatementLineItems [Line Items]
Exposure in result, net	R$ 1,570,012	R$ (30,310)